LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 101,932
Additions	24,481
Disposals	(466)
Impairment	(970)
Exchange realignment	8,498
Depreciation of right-of-use assets	(6,258)
Ending balance	$ 127,217